Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 289,145	¥ 325,457	¥ 866,201	¥ 1,052,813
Segment revenues /Total revenues		571,701	534,141	1,684,379	1,796,155
Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		75,435	102,043	214,858	389,954
Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,198	20,394	65,269	63,244
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,538	50,100	139,280	148,751
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,677	20,447	58,956	58,646
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,355	27,837	58,170	82,568
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		32,220	31,756	108,347	99,091
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,392	26,066	77,858	77,152
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,657	21,006	65,338	53,046
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		25,673	25,808	78,125	80,361
Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		289,145	325,457	866,201	1,052,813
Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	282,556	208,684	818,178	743,342
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		234,100	263,567	707,423	877,032
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,374	30,716	76,367	89,901
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,671	31,174	82,411	85,880
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		574,653	537,262	1,691,739	1,802,142
Operating Segment | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		75,296	101,891	213,642	388,787
Operating Segment | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,198	20,394	65,269	63,244
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,576	50,111	139,360	148,817
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,774	20,543	59,252	58,917
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,355	27,837	58,170	82,568
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		32,407	31,959	108,895	99,710
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,782	26,350	79,648	78,466
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,657	21,015	65,338	53,055
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,577	27,338	79,316	81,872
Operating Segment | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		290,622	327,438	868,890	1,055,436
Operating Segment | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	284,031	209,824	822,849	746,706
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		24,031	20,650	69,721	71,717
Operating Segment | Corporate Financial Services | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,506	1,180	4,323	3,184
Operating Segment | Corporate Financial Services | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		121	122	372	367
Operating Segment | Corporate Financial Services | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		610	551	2,298	2,242
Operating Segment | Corporate Financial Services | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Corporate Financial Services | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,312	8,028	26,003	26,545
Operating Segment | Corporate Financial Services | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11,549	9,881	32,996	32,338
Operating Segment | Corporate Financial Services | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	12,482	10,769	36,725	39,379
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		76,801	72,662	224,017	214,304
Operating Segment | Maintenance Leasing | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,528	1,142	4,734	3,539
Operating Segment | Maintenance Leasing | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,254	16,027	45,727	45,659
Operating Segment | Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,551	2,235	7,389	6,750
Operating Segment | Maintenance Leasing | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,333	19,404	57,850	55,948
Operating Segment | Maintenance Leasing | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	56,468	53,258	166,167	158,356
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		102,851	113,383	332,039	357,381
Operating Segment | Real Estate | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		346	1,544	3,257	4,876
Operating Segment | Real Estate | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		19,948	20,148	64,518	62,842
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,060	1,579	5,962	4,458
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		16,248	26,860	57,807	79,624
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	43	0	165
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,782	26,350	79,648	78,466
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,657	21,015	65,338	53,055
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		967	1,098	3,046	3,334
Operating Segment | Real Estate | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		89,008	98,637	279,576	286,820
Operating Segment | Real Estate | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	13,843	14,746	52,463	70,561
Operating Segment | Investment and Operation
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		116,245	136,357	341,302	504,032
Operating Segment | Investment and Operation | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		71,352	94,144	197,472	371,192
Operating Segment | Investment and Operation | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Investment and Operation | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		85	93	264	328
Operating Segment | Investment and Operation | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		48	46	172	139
Operating Segment | Investment and Operation | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Investment and Operation | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,591	31,158	105,810	96,520
Operating Segment | Investment and Operation | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Investment and Operation | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Investment and Operation | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,138	9,184	28,747	27,975
Operating Segment | Investment and Operation | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		112,214	134,625	332,465	496,154
Operating Segment | Investment and Operation | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	4,031	1,732	8,837	7,878
Operating Segment | Retail
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		129,888	67,553	355,468	289,288
Operating Segment | Retail | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Retail | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Retail | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		42	37	122	121
Operating Segment | Retail | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Retail | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Retail | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Retail | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Retail | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Retail | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,087	843	3,052	2,319
Operating Segment | Retail | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,129	880	3,174	2,440
Operating Segment | Retail | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	128,759	66,673	352,294	286,848
Operating Segment | Overseas Business
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		124,837	126,657	369,192	365,420
Operating Segment | Overseas Business | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		564	3,881	3,856	5,996
Operating Segment | Overseas Business | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		250	246	751	402
Operating Segment | Overseas Business | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		47,389	48,402	133,012	143,910
Operating Segment | Overseas Business | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,351	4,348	12,981	12,752
Operating Segment | Overseas Business | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107	977	363	2,944
Operating Segment | Overseas Business | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		206	207	787	783
Operating Segment | Overseas Business | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Overseas Business | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Overseas Business | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,522	5,950	11,079	14,949
Operating Segment | Overseas Business | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		56,389	64,011	162,829	181,736
Operating Segment | Overseas Business | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	68,448	62,646	206,363	183,684
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		234,779	264,908	707,581	877,512
Operating Segment | Japan | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		11,549	9,881	32,996	32,338
Operating Segment | Japan | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,142	19,331	57,285	55,675
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		89,008	98,637	279,576	286,820
Operating Segment | Japan | Investment and Operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		111,971	134,420	331,404	495,602
Operating Segment | Japan | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,129	880	3,174	2,440
Operating Segment | Japan | Overseas Business
Segment Reporting Information [Line Items]
Revenues from contracts with customers		980	1,759	3,146	4,637
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,374	30,716	76,367	89,901
Operating Segment | The Americas | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Investment and Operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | The Americas | Overseas Business
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,374	30,716	76,367	89,901
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,469	31,814	84,942	88,023
Operating Segment | Other Countries | Corporate Financial Services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		191	73	565	273
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Investment and Operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		243	205	1,061	552
Operating Segment | Other Countries | Retail
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Operating Segment | Other Countries | Overseas Business
Segment Reporting Information [Line Items]
Revenues from contracts with customers		28,035	31,536	83,316	87,198
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Segment revenues /Total revenues		(2,952)	(3,121)	(7,360)	(5,987)
Corporate And Intersegment Eliminations [Member] | Sales of Goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		139	152	1,216	1,167
Corporate And Intersegment Eliminations [Member] | Real Estate Sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(38)	(11)	(80)	(66)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(97)	(96)	(296)	(271)
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(187)	(203)	(548)	(619)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(390)	(284)	(1,790)	(1,314)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	(9)	0	(9)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(904)	(1,530)	(1,191)	(1,511)
Corporate And Intersegment Eliminations [Member] | Sales of Goods and Real Estate and Service [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,477)	(1,981)	(2,689)	(2,623)
Corporate And Intersegment Eliminations [Member] | Other Revenue
Segment Reporting Information [Line Items]
Revenues from contracts with customers	[1]	(1,475)	(1,140)	(4,671)	(3,364)
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(679)	(1,341)	(158)	(480)
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (798)	¥ (640)	¥ (2,531)	¥ (2,143)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.